Supplement to the

Fidelity® AMT Tax-Free Money Fund (FIMXX) and Fidelity Municipal Money Market Fund (FTEXX)

Funds of Fidelity Union Street Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

On or about May 15, 2015, Fidelity® AMT Tax-Free Money Fund is merging into Tax-Exempt Fund. References to Fidelity AMT Tax-Free Money Fund throughout this Statement of Additional Information will no longer be applicable after that date.

The following information supplements fundamental investment limitation information found in the "Investment Policies and Limitations" section on page 4.

Oil, Gas, and Mineral Exploration Programs

For Fidelity® AMT Tax-Free Money Market Fund:

The fund may not invest in oil, gas, or other mineral exploration or development programs.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 25.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity AMT Tax-Free Money Fund	none	none
Fidelity Municipal Money Market Fund	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity AMT Tax-Free Money Fund	none	none	none	none
Fidelity Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity AMT Tax-Free Money Fund	none	none	none	none
Fidelity Municipal Money Market Fund	none	none	$1 - $10,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces similar information found in the "Description of the Trust" section on page 38.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the Fidelity Municipal Money Market Fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

SMM-MMMB-15-03  June 1, 2015
1.476046.121